Parent-Only Financial Statements, Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net cash provided by operating activities (1)		$ 18,722		$ 946		$ 15,904
Available-for-sale securities:
Sales proceeds		42,714		31,584		25,431
Prepayments and maturities		45,710		41,105		33,912
Purchases		(103,671)		(120,980)		(79,778)
Loans:
Other, net		(709)		(508)		(2,223)
Net cash used by investing activities		(13,255)		(141,857)		(106,046)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries		14,020		(1,198)		34,010
Long-term debt:
Proceeds from issuance		43,575		90,111		43,030
Repayment		(80,802)		(34,462)		(27,333)
Preferred stock:
Proceeds from issuance		677		2,101		2,972
Cash dividends paid		(1,629)		(1,566)		(1,426)
Common stock warrants repurchased		(133)		(17)		(49)
Common stock:
Proceeds from issuance		1,211		1,415		1,726
Stock tendered for payment of withholding taxes (1)		(393)		(494)	[1]	(679)	[1]
Repurchased		(9,908)		(8,116)		(8,697)
Cash dividends paid		(7,480)		(7,472)		(7,400)
Other, net		(133)		(107)		33
Net cash provided (used) by financing activities		(10,920)		122,791		90,871
Net change in cash, cash equivalents, and restricted cash (3)	[2]	(5,453)		(18,120)		729
Cash, cash equivalents, and restricted cash at beginning of year (3)	[2]	221,400	[3]	239,520		238,791
Cash, cash equivalents, and restricted cash at end of year (3)	[2]	215,947	[3]	221,400	[3]	239,520
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities (1)		22,359		10,652	[4]	13,469	[4]
Loans:
Net repayments from (advances to) subsidiaries		(35,876)		3,174		460
Capital notes and term loans made to subsidiaries		(73,729)		(32,641)		(29,860)
Principal collected on notes/loans made to subsidiaries		69,286		15,164		301
Net increase in investment in subsidiaries		(2,029)		(606)		(1,283)
Other, net		113		18		714
Net cash used by investing activities		(18,001)		(15,963)		(32,032)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries		(8,685)		789		2,084
Long-term debt:
Proceeds from issuance		22,217		34,362		31,487
Repayment		(13,709)		(15,096)		(9,194)
Preferred stock:
Proceeds from issuance		677		2,101		2,972
Cash dividends paid		(1,629)		(1,566)		(1,426)
Common stock:
Proceeds from issuance		1,211		1,415		1,726
Stock tendered for payment of withholding taxes (1)		(393)		(494)	[4]	(679)	[4]
Repurchased		(9,908)		(8,116)		(8,697)
Cash dividends paid		7,480		7,472		7,400
Other, net		(138)		(118)		10
Net cash provided (used) by financing activities		(17,837)		5,805		10,883
Net change in cash, cash equivalents, and restricted cash (3)		(13,479)		494	[5]	(7,680)	[5]
Cash, cash equivalents, and restricted cash at beginning of year (3)	[5]	36,660		36,166		43,846
Cash, cash equivalents, and restricted cash at end of year (3)		23,181		36,660	[5]	36,166	[5]
Parent Company [Member] | Subsidiary Banks [Member]
Available-for-sale securities:
Sales proceeds		8,658		0		0
Prepayments and maturities		10,250		15,000		7,750
Purchases		(3,900)		(15,000)		(12,750)
Common stock:
Cash, cash equivalents, and restricted cash at beginning of year (3)	[6]	36,657
Cash, cash equivalents, and restricted cash at end of year (3)		23,180		36,657	[6]
Parent Company [Member] | Nonaffiliates [Member]
Available-for-sale securities:
Sales proceeds		9,226		5,472		5,345
Purchases		0		(6,544)		$ (2,709)
Common stock:
Cash, cash equivalents, and restricted cash at beginning of year (3)	[6]	3
Cash, cash equivalents, and restricted cash at end of year (3)		$ 1		$ 3	[6]

[1]	(1)Prior periods have been revised to conform to the current period presentation.
[2]	(3)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	(1)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 - Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[4]	(1)Prior periods have been revised to conform to the current period presentation.
[5]	(2)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 - Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[6]	Dec 31, Dec 31,(in millions)2017 2016Assets Cash, cash equivalents, and restricted cash due from (1): Subsidiary banks$23,180 36,657Nonaffiliates1 3Investment securities issued by: Subsidiary banks— 15,009Nonaffiliates18 9,271Loans to subsidiaries: Bank— 54,937Nonbank138,681 41,343Investments in subsidiaries (2)206,367 201,550Other assets7,156 6,750Total assets$375,403 365,520Liabilities and equity Accrued expenses and other liabilities7,902 7,064Long-term debt146,130 133,920Indebtedness to nonbank subsidiaries14,435 24,955Total liabilities168,467 165,939Stockholders’ equity206,936 199,581Total liabilities and equity$375,403 365,520(1)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 - Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.